Filed pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668
Defiance DRAM Option Income ETF (DRM)
(the “Fund”)
Supplement dated July 27, 2026 to the Fund’s currently effective
Prospectus and Statement of Additional Information, each dated July 27, 2026
The following information supplements and should be read in conjunction with the Fund’s Prospectus and Statement of Additional Information.
Shares of the Fund are not currently available for purchase on the secondary market.

Please retain this Supplement with your Prospectus and Statement of Additional Information for future reference.